STOCKHOLDER'S EQUITY - Common Stock (Details)				6 Months Ended	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common Stock
STOCKHOLDER'S EQUITY
Common stock, shares authorized	100,000,000			100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1			1	1
Common stock, shares outstanding	585,275				585,275
Class A Common Stock Subject to Redemption
STOCKHOLDER'S EQUITY
Class A common stock subject to possible redemption, issued (in shares)	2,731,544			2,731,544	2,731,544
Class A common stock subject to possible redemption, outstanding (in shares)	2,731,544			2,731,544	2,731,544	11,500,000
Class A Common Stock Not Subject to Redemption
STOCKHOLDER'S EQUITY
Class A common stock subject to possible redemption, outstanding (in shares)	585,275				585,275	585,275
Common shares, shares issued	12,085,275				12,085,275	12,085,275
Common shares, shares outstanding	12,085,275				12,085,275	12,085,275
Class A Common Stock Not Subject to Redemption | Private Placement
STOCKHOLDER'S EQUITY
Common stock, shares issued	585,275			585,275	585,275
Common stock, shares outstanding	585,275			585,275	585,275
Class B Common Stock
STOCKHOLDER'S EQUITY
Common stock, shares authorized	10,000,000			10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1			1	1
Common stock, shares issued	4,253,517			4,253,517	4,253,517	2,875,000
Common stock, shares outstanding	4,253,517			4,253,517	4,253,517	2,875,000
Common stock, conversion ratio				1
Shares issuable as percent of outstanding shares on Initial Business Combination	20.00%			20.00%	20.00%
Class B Common Stock | Sponsor | Chief Executive Officer
STOCKHOLDER'S EQUITY
Number of shares transferred			15,000
Class B Common Stock | Sponsor | Chief Financial Officer
STOCKHOLDER'S EQUITY
Number of shares transferred			15,000
Class B Common Stock | Sponsor | Independent Directors
STOCKHOLDER'S EQUITY
Number of shares transferred		5,000	5,000
Class B Common Stock | ARC | Second Amendment to the Introducing Advisor Agreement
STOCKHOLDER'S EQUITY
Number of shares granted					1,378,517
Class B Common Stock | ARC | Founder Shares
STOCKHOLDER'S EQUITY
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766
Class B Common Stock | ARC | Founder Shares | Second Amendment to the Introducing Advisor Agreement
STOCKHOLDER'S EQUITY
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Number of shares granted	1,378,517				1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights	143,766				143,766